PROPERTY AND EQUIPMENT, NET - Schedule of Property And Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Beginning balance	$ 313,202
Ending balance	355,265	$ 313,202
Vehicles
Statement [Line Items]
Beginning balance	22,156
Ending balance	18,643	22,156
Furniture and Office Equipment
Statement [Line Items]
Beginning balance	136,136
Ending balance	130,997	136,136
Computer Equipment
Statement [Line Items]
Beginning balance	86,878
Ending balance	69,899	86,878
Leasehold Improvements
Statement [Line Items]
Beginning balance	68,032
Ending balance	135,726	68,032
Gross carrying amount
Statement [Line Items]
Beginning balance	796,670	739,248
Additions	148,516	71,066
Retirements	(19,850)	(764)
Foreign currency translation effect	14,616	(12,880)
Ending balance	939,952	796,670
Gross carrying amount | Vehicles
Statement [Line Items]
Beginning balance	38,875	37,360
Additions	0	1,515
Retirements	(5,423)	0
Foreign currency translation effect	0	0
Ending balance	33,452	38,875
Gross carrying amount | Furniture and Office Equipment
Statement [Line Items]
Beginning balance	375,829	364,758
Additions	33,558	19,434
Retirements	(2,490)	(240)
Foreign currency translation effect	9,370	(8,123)
Ending balance	416,267	375,829
Gross carrying amount | Computer Equipment
Statement [Line Items]
Beginning balance	273,980	236,031
Additions	24,232	41,674
Retirements	(11,211)	(524)
Foreign currency translation effect	3,881	(3,201)
Ending balance	290,882	273,980
Gross carrying amount | Leasehold Improvements
Statement [Line Items]
Beginning balance	107,986	101,099
Additions	90,726	8,443
Retirements	(726)	0
Foreign currency translation effect	1,365	(1,556)
Ending balance	199,351	107,986
Accumulated depreciation
Statement [Line Items]
Beginning balance	483,468	384,811
Additions	106,785	107,826
Retirements	(16,612)	(764)
Foreign currency translation effect	11,046	(8,405)
Ending balance	584,687	483,468
Accumulated depreciation | Vehicles
Statement [Line Items]
Beginning balance	16,719	12,417
Additions	3,514	4,302
Retirements	(5,424)	0
Foreign currency translation effect	0	0
Ending balance	14,809	16,719
Accumulated depreciation | Furniture and Office Equipment
Statement [Line Items]
Beginning balance	239,693	205,253
Additions	39,373	44,878
Retirements	(1,272)	(240)
Foreign currency translation effect	7,476	(10,198)
Ending balance	285,270	239,693
Accumulated depreciation | Computer Equipment
Statement [Line Items]
Beginning balance	187,102	154,293
Additions	41,055	39,179
Retirements	(9,916)	(524)
Foreign currency translation effect	2,742	(5,846)
Ending balance	220,983	187,102
Accumulated depreciation | Leasehold Improvements
Statement [Line Items]
Beginning balance	39,954	12,848
Additions	22,843	19,467
Retirements	0	0
Foreign currency translation effect	828	7,639
Ending balance	$ 63,625	$ 39,954